ING INVESTORS TRUST

ING Goldman Sachs Commodity Strategy Portfolio

ING Morgan Stanley Global Franchise Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated January 8, 2013

to the Portfolios’ Current Prospectuses

(each a “Prospectus” and collectively “Prospectuses”)

each dated April 30, 2012

ING Goldman Sachs Commodity Strategy Portfolio

On or about November 29, 2012, the Portfolio’s Board of Trustees (“Board”) approved the substitution of the Portfolio’s current investment adviser, Directed Services LLC (“DSL”), with its affiliate ING Investments, LLC (“ING Investments”) with no change to the Portfolio’s advisory fee or expense structure effective January 1, 2013. In addition, the Board similarly approved substituting DSL, the current investment adviser of the Portfolio’s wholly-owned Cayman Islands subsidiary (“Cayman Subsidiary”), with ING Investments with no change to the Cayman Subsidiary’s advisory fee or fee structure also effective January 1, 2013. Last, effective September 24, 2012, John Calvaruso was named as a co-portfolio manager to the Portfolio. Effective January 1, 2013, the Portfolio’s Prospectuses are hereby revised as follows:

1.	All references to “Directed Services LLC” or “DSL” serving as the Portfolio’s investment adviser are hereby deleted and replaced with “ING Investments, LLC” and “ING Investments,” respectively.

2.	The first sentence of Footnote 2 to the table entitled “Annual Portfolio Operating Expenses” of each of the Portfolio’s Prospectuses is hereby deleted and replaced with the following:

Adviser Class:

The adviser is contractually obligated to limit expenses to 1.55% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

Institutional Class:

The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

Service Class:

The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary).

3.	The section entitled “Portfolio Management” of the Portfolio’s Prospectuses is hereby deleted and replaced with the following:

PORTFOLIO MANAGEMENT
Investment Adviser	Sub-Adviser
ING Investments, LLC	Goldman Sachs Asset Management, L.P.

Portfolio Managers
Michael Johnson	Stephen Lucas
Portfolio Manager (since 04/08)	Portfolio Manager (since 04/08)
Samuel Finkelstein	John Calvaruso
Portfolio Manager (since 01/10)	Portfolio Manager (since 09/12)

4.	The first and second paragraphs of the section entitled “The Investment Advisers” are hereby deleted and replaced with the following:

DSL, a Delaware limited liability company, serves as the adviser to each of the Portfolios, except ING Clarion Global Real Estate Portfolio and ING Goldman Sachs Commodity Strategy Portfolio. ING Investments, an Arizona limited liability company, serves as the investment adviser to ING Clarion Global Real Estate Portfolio and ING Goldman Sachs Commodity Strategy Portfolio. The Advisers have overall responsibility for the management of their respective Portfolios.

DSL provides or oversees all investment advisory and portfolio management services for the Portfolios, except ING Clarion Global Real Estate Portfolio and ING Goldman Sachs Commodity Strategy Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of those Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer. ING Investments provides or oversees all investment advisory and portfolio management services for ING Clarion Global Real Estate Portfolio and ING Goldman Sachs Commodity Strategy Portfolio. ING Investments is registered with the SEC as an investment adviser.

5.	The following paragraph is added to the section entitled “ING Goldman Sachs Commodity Strategy Portfolio – Goldman Sachs Asset Management, L.P.:”

John Calvaruso, CFA, Portfolio Manager, has been with Goldman Sachs Asset Management since 2002. Mr. Calvaruso has been a portfolio manager on the Alternative Strategies team since 2005, where his primary responsibilities include making top-down risk allocation decisions for relative-value and opportunistic fund offerings, managing funding and liquidity arrangements for select hedge funds, and hedge fund portfolio oversight. Since 2008, he has held Commodities portfolio management responsibilities with a focus on trading and portfolio construction.

ING Morgan Stanley Global Franchise Portfolio

Effective December 31, 2012, Walter Riddell will no longer serve as a co-portfolio manager to the Portfolio. Effective December 31, 2012, Portfolio’s Prospectuses are hereby revised as follows:

1.	All references to Walter Riddell serving as a co-portfolio manager to the Portfolio are hereby deleted in their entirety.

2.	The subsection entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Managers
William D. Lock	Vladimir Demine
Portfolio Manager (since 06/09)	Portfolio Manager (since 05/10)
Peter J. Wright	John S. Goodacre
Portfolio Manager (since 06/09)	Portfolio Manager (since 06/09)
Christian Derold	Bruno Paulson
Portfolio Manager (since 06/09)	Portfolio Manager (since 05/10)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING Goldman Sachs Commodity Strategy Portfolio

ING Morgan Stanley Global Franchise Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated January 8, 2013

to the Portfolios’ Current Statement of Additional Information (“SAI”)

dated April 30, 2012

ING Goldman Sachs Commodity Strategy Portfolio

On or about November 29, 2012, the Portfolio’s Board of Trustees (“Board”) approved the substitution of the Portfolio’s current investment adviser, Directed Services LLC (“DSL”), with its affiliate ING Investments, LLC (“ING Investments”) with no change to the Portfolio’s advisory fee or expense structure effective January 1, 2013. In addition, the Board similarly approved substituting DSL, the current investment adviser of the Portfolio’s wholly-owned Cayman Islands subsidiary (“Cayman Subsidiary”), with ING Investments with no change to the Cayman Subsidiary’s advisory fee or fee structure also effective January 1, 2013. Last, effective September 24, 2012, John Calvaruso was named as a co-portfolio manager for the Portfolio. Effective January 1, 2013, the Portfolio’s SAI is revised as follows:

1.	All references to “Directed Services LLC” or “DSL” serving as the Portfolio’s investment adviser are hereby deleted and replaced with “ING Investments, LLC” and “ING Investments,” respectively.

2.	The seventh paragraph of the section entitled “Advisers” of the Portfolio’s SAI is hereby deleted and replaced with the following:

One sub-adviser of the Trust, ING Investment Management Co. LLC (formerly, ING Investment Management Co.) (“ING IM”) is an affiliate of the Advisers through their common ownership by ING Groep. ING Investments serves as the Adviser for ING Clarion Global Real Estate Portfolio and ING Goldman Sachs Commodity Strategy Portfolio. DSL serves as the Adviser for all other Portfolios.

3.	The third paragraph of the section entitled “Expense Limitation Agreements” is hereby deleted and replaced with the following:

The Expense Limitation Agreements provide that the expense limitations shall continue until May 1, 2013 (except for ING Clarion Real Estate Portfolio and ING Goldman Sachs Commodity Strategy Portfolio). The Expense Limitation Agreement for ING Clarion Real Estate Portfolio and ING Goldman Sachs Commodity Strategy Portfolio provides that the expense limitations shall continue until May 1, 2014. The Expense Limitation Agreements are contractual and, after an initial term, shall renew automatically for one-year terms unless the Advisers or the Distributor provide written notice of termination of an Expense Limitation Agreement to the Independent Chairperson of the Board within ninety (90) days prior to the end of the then-current term or upon termination of the applicable Investment Advisory Agreement. The Expense Limitation Agreements may also be terminated by the Trust, without payment of any penalty, upon written notice to the Adviser within ninety (90) days’ prior written notice at its principal place of business.

4.

The tables in the subsections entitled “Other Managed Accounts” and “Portfolio Manager Ownership of Securities” in the section entitled “Portfolio Managers – ING Goldman Sachs Commodity Strategy Portfolio” are hereby revised to include the following:

Other Managed Accounts

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John Calvaruso(1)	12	$1,128,000,000	35(2)	$4,577,000,000	28(3)	$5,010,000,000

(1)	Information is as of November 30, 2012.
(2)	Nine of these accounts with total assets of $969,000,000 have a performance-based advisory fee.
(3)	One of these accounts with total assets of $1,927,000,000 have a performance-based advisory fee.

Portfolio Manager Ownership of Securities

Portfolio Manager	Dollar Range of Portfolio Shares Owned
John Calvaruso(1)	None

(1)	Information is as of November 30, 2012.

ING Morgan Stanley Global Franchise Portfolio

Effective December 31, 2012, Walter Riddell will no longer serve as a portfolio manager for the Portfolio. Effective December 31, 2012, all references to Walter Riddell serving as a portfolio manager for the Portfolio in the Portfolio’s SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE